OPERATING LEASES (Summary of maturity of operating leases liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASES
2023	$ 1,345
2024	1,134
2025	1,134
2026	850
Total	4,463
Less: imputed interest	(259)
Present value of lease liabilities	$ 4,204	$ 6,782